Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property and Equipment
Total gross value	¥ 218,673	$ 33,513	¥ 262,045
Less: accumulated depreciation	(156,024)	(23,912)	(164,688)
Net book value	62,649	9,601	97,357
Computers, equipment and furniture
Property and Equipment
Total gross value	170,850	26,184	213,651
Motor vehicles
Property and Equipment
Total gross value	5,736	879	5,986
Leasehold improvements
Property and Equipment
Total gross value	¥ 42,087	$ 6,450	¥ 42,408